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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-11235
                                                               File No. 811-4977


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No. ______                               [ ]

     Post-Effective Amendment No. 31                                  [X]

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No.   31

                             VOYAGEUR INSURED FUNDS
               (Exact Name of Registrant as Specified in Charter)

One Commerce Square, Philadelphia, Pennsylvania          19103
(Address of Principal Executive Offices)              (Zip Code)

Registrant's Telephone Number, including Area Code:       (215) 255-1371

    Richelle S. Maestro, Esquire, One Commerce Square, Philadelphia, PA 19103
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                      October 30, 2000

It is proposed that this filing will become effective:

          ______      immediately upon filing pursuant to paragraph (b)

            X          on October 30, 2000 pursuant to paragraph (b)
          ______

          ______        60 days after filing pursuant to paragraph (a)(1)

          ______        on (date) pursuant to paragraph (a)(1)

          ______        75 days after filing pursuant to paragraph (a)(2)

          ______        on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

          ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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Pursuant to Rule 414 under the Securities Act of 1933, Voyageur Insured Funds, as successor issuer of Voyageur Insured Funds, Inc., is filing this amendment to the registration statement of Voyageur Insured Funds, Inc. and expressly adopts the registration statement of Voyageur Insured Funds, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

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                             --- C O N T E N T S ---


This Post-Effective Amendment No. 31 to Registration File No. 33-11235 includes the following:


          1.     Facing Page

          2.     Contents Page

          3.     Part A - Prospectus(1)

          4.     Part B - Statement of Additional Information(1)

          5.     Part C - Other Information(2)

          6.     Signatures

          7.     Exhibits

      This Post-Effective Amendment relates to the Registrant's two series of shares and their classes: Delaware Minnesota Insured Fund - Delaware Minnesota Insured Fund A Class, Delaware Minnesota Insured Fund B Class, Delaware Minnesota Insured Fund C Class; and Delaware Tax-Free Arizona Insured Fund -- Delaware Tax-Free Arizona Insured Fund A Class, Delaware Tax-Free Arizona Insured Fund B Class, Delaware Tax-Free Arizona Insured Fund C Class.

(1) The Registrant's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 25 to the Registration Statement of Voyageur Mutual Funds filed October 30, 2000.

(2) Items 26(a) and 27 to Part C are incorporated into this filing by reference to the electronic filing of Post- Effective Amendment No. 25 to the Registration Statement of Voyageur Mutual Funds filed October 30, 2000.

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                                     PART C

                                Other Information


         Item  23.    Exhibits

                  (a)      Agreement and Declaration of Trust.

                           (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                           (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                  (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                  (c)      Copies of All Instruments Defining the Rights of
                           Holders.

                           (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                           (2) By-Laws. Article II of By-Laws attached as incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                  (d) Investment Management Agreement. Investment Management Agreement dated November 1, 1999 between Delaware Management Company and the Registrant attached as an Exhibit.

                  (e)      (1) Distribution Agreement.

                                    (i)      Distribution Agreement between
                                             Delaware Distributors, L.P. and the
                                             Registrant on behalf of each Series
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 25 filed August 28,
                                             1997.

                                    (ii)     Adoption Agreement relating to the
                                             Distribution Agreement dated
                                             November 1, 1999 between Delaware
                                             Distributors, L.P. and the
                                             Registrant attached as an Exhibit.

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                           (2)      Administration and Service Agreement. Form
                                    of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                           (3)      Dealer's Agreement. Attached as an Exhibit.

                           (4) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                  (f)      Inapplicable.

                  (g) Custodian Agreement. Form of Custodian Contract between Mellon Bank N.A. and the Registrant attached as an Exhibit.

                  (h)      Other Material Contracts.

                           (1) Shareholder Services Agreement between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                           (2) Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                           (3)      Adoption Agreement relating to the
                                    Shareholder Services Agreement dated
                                    November 1, 2000 between Delaware Service
                                    Company, Inc. and the Registrant attached as an Exhibit.

                           (4) Executed Schedule A to the Shareholder Servicing Agreement dated April 20, 2000 between Delaware Service Company, Inc. and the Registrant attached as an Exhibit.

                  (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                  (j)      Consent of Auditors. Attached as Exhibit.

                  (k)      Inapplicable.

                  (l) Letter of Investment Intent incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on April 20, 1987.

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                  (m)      Plans under Rule 12b-1. Plan of Distribution under
                           Rule 12b-1 for Class A, B and C Shares on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 23 filed April 30, 1996.

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                  (n)      Plan under Rule 18f-3. Plan under Rule 18f-3
                           incorporated into this filing by reference to Post-Effective Amendment No. 26 filed April 29, 1998.

                  (o)      Inapplicable.

                  (p)      Codes of Ethics.

                           (1) Delaware Investments Family of Funds attached as an Exhibit.

                           (2) Delaware Management Business Trust and Delaware Distributors, L.P. attached as an Exhibit.

                  (q)      Other: Trustees' Power of Attorney.

                           (1) Incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                           (2) Power of Attorney for John H. Durham attached as an Exhibit.

         Item 24. Persons Controlled by or under Common Control with Registrant. None.

         Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

         Item 26. Business and Other Connections of Investment Adviser.
            Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Intermediate Tax Free Funds, Voyageur Tax Free Funds, Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company

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acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         Item 26(a) incorporated into this filing by reference to Post-Effective Amendment No. 25 to the Registration Statement of Voyageur Mutual Funds filed October 30, 2000.

         Item 27. Principal Underwriters. Incorporated into this filing by reference to Post-Effective Amendment No. 25 to the Registration Statement of Voyageur Mutual Funds filed October 30, 2000.

         Item 28. Location of Accounts and Records.

            All accounts and records are maintained at One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Minneapolis, Minnesota 55402.

         Item 29. Management Services. None.

         Item 30. Undertakings. Inapplicable.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 27th day of October, 2000.


                                       VOYAGEUR INSURED FUNDS

                                          By   /s/ David K. Downes
                                               -----------------------------
                                                  David K. Downes
                                       President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                    Signature                                           Title                                      Date
                    ---------                                           -----                                      ----
/s/ David K. Downes                                President/Chief Executive Officer/
-----------------------------------------          Chief Operating Officer/Chief Financial
David K. Downes                                    Officer (Principal Executive Officer,                  October 27, 2000
                                                   Principal Financial Officer and Principal
                                                   Accounting Officer) and Trustee

/s/ Wayne A. Stork                        *        Trustee                                                October 27 2000
------------------------------------------
Wayne A. Stork

/s/ Walter P. Babich                      *        Trustee                                                October 27, 2000
------------------------------------------
Walter P. Babich

/s/ John H. Durham                        *        Trustee                                                October 27, 2000
------------------------------------------
John H. Durham

/s/ Anthony D. Knerr                     *         Trustee                                                October 27, 2000
------------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                         *         Trustee                                                October 27, 2000
------------------------------------------
Ann R. Leven

/s/ Thomas F. Madison                     *        Trustee                                                October 27, 2000
------------------------------------------
Thomas F. Madison

/s/ Charles E. Peck                       *        Trustee                                                October 27, 2000
------------------------------------------
Charles E. Peck

/s/ Janet L. Yeomans                      *        Trustee                                                October 27, 2000
------------------------------------------
Janet L. Yeomans

                                         *By: /s/ David K. Downes
                                              ------------------------------
                                              David K. Downes
                                         As Attorney-in-Fact for
                                         each of the persons indicated


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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549





                                    Exhibits

                                       to

                                    Form N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.        Exhibit

EX-99.D            Investment Management Agreement

EX-99.E(1)(II)     Adoption Agreement relating to the Distribution Agreement.

EX-99.E(3)         Dealer's Agreement

EX-99.G            Custodian Contract

EX-99.H(3)         Adoption Agreement relating to the Shareholder Services
                   Agreement

EX-99.H(4)         Schedule A to Shareholder Services Agreement

EX-99.J            Consent of Auditors

EX-99.P(1)         Code of Ethics - Delaware Investments Family of Funds

EX-99.P(2)         Code of Ethics - Delaware Management Business Trust and
                   Delaware Distributors, L.P.

EX-99.Q(2)         Power of Attorney